Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of days within which securities shall be registered post conusmmation of business combination	15 days	15 days
Class of warrants or rights term	5 years	5 years
Number of days within which securities registration shall become effective post consummation of business combination	60 days	60 days
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of days after which warrants become exercisable	30 days	30 days
Exercise price per share or per unit of warrants or rights outstanding	$ 11.5	$ 11.5
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price One [Member]
Class of Warrant or Right [Line Items]
Sale of stock issue price per share	9.2	9.2
Volume weighted average price of shares based on the trading period	$ 9.2	$ 9.2
Class of warrants or rights or rights exercise price as a percentage of newly issued share price	115.00%	115.00%
Percentage of proceeds to used for business combination as a percentage of total proceeds	60.00%	60.00%
Number of trading days for determining volume weighted average price	20 days	20 days
Public Warrants [Member] | Prospective Warrant Redemption [Member] | Trigger Price Two [Member]
Class of Warrant or Right [Line Items]
Newly issued share price	$ 18	$ 18
Number of trading days for determining share price triggering warrant redemption	20 days	20 days
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Class of warrants or rights or rights exercise price as a percentage of newly issued share price	180.00%	180.00%
Number of consecutive trading days for determining share price triggering warrant redemption	30 days	30 days
Notice of warrants redemption period	30 days	30 days